Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Revenue from crude oil sale
Related Party Transaction [Line Items]
Related party transactions amount	[1]	$ 18,973,054	$ 0
Licensed content cost
Related Party Transaction [Line Items]
Related party transactions amount	[2]	0	219,000
Interest expense on convertible note
Related Party Transaction [Line Items]
Related party transactions amount	[3]	$ 120,000	$ 120,000

[1]	(g) Crude Oil Trading In December, 2017, One of our crude oil transaction was sold to one entity of which our minority shareholder has significant influence upon. Even though the crude oil was eventually sold to independent third party, the Company has recorded this sale as one separate related party sale in its financial statement. As of December 31, 2017, invoice related to this transaction has been collected as payment term of this transaction is pre-payment for full invoice value on pre-payment due date one or two business days before the notice of readiness tendered.
[2]	(b) Cost of Revenue Hua Cheng, in which the Company holds 39% of the equity shares, charged us licensed content fees of approximately nil and $219,000 for the years ended December 31, 2017 and 2016, respectively.
[3]	(a) $3.0 Million Convertible Note On May 10, 2012, the Executive Chairman and Principal Executive Officer, Mr. Shane McMahon, made a loan to the Company in the amount of $3,000,000. In consideration for the loan, the Company issued a convertible note to Mr. McMahon in the aggregate principal amount of $3,000,000 (the "Note") at a 4% interest rate computed on the basis of a 365-day year. Upon issuance, the conversion price of the Note was equal to the price per share paid for securities by investors in the most recent financing (as of the date of conversion) of equity or equity-linked securities of the Company. Effective on January 31, 2014, the Company and Mr. McMahon entered into Amendment No. 4 to the Note pursuant to which the Note is at Mr. McMahon's option, payable on demand or convertible on demand into shares of Series E Preferred Stock of the Company (the "Series E Preferred Stock") at a conversion price of $1.75, until December 31, 2015. As a result, in 2014, the Company recognized a beneficial conversion feature discount calculated as the difference between the Series E Preferred Stock at its intrinsic value, which was the fair value of the common stock at the commitment date for the Series E Preferred Stock investment and the effective conversion price. As such, we recognized a beneficial conversion feature of approximately $2,126,000 in 2014 which was reflected as interest expense and additional paid-in capital since the note was payable upon demand. Effective December 30, 2014, the Company and Mr. McMahon entered into Amendment No. 5 pursuant to which the maturity date of the Note was extended to December 31, 2016. The Note remains payable on demand or convertible on demand into shares of Series E Preferred Stock at a conversion price of $1.75 at Mr. McMahon's option. On December 31, 2016, the Company and Mr. McMahon entered into an amendment pursuant to which the Note will be at Mr. McMahon's option, payable on demand or convertible on demand into shares of the Company's Series E Preferred Stock, provided that the Note will no longer be convertible into Series E Preferred Stock upon the conversion of the Series E Preferred stock owned by C Media into the Company's Common Stock (pursuant to which all Series E Preferred Stock will be automatically converted) but then convertible only into Common Stock at a conversion price of $1.50, until December 31, 2018. On November 9, 2017, the Board of Directors approved Amendment No. 7 to $3.0 million Convertible Promissory Notes ("Note") issued to Mr. Shane McMahon, our Vice Chairman, pursuant to which the maturity date of the Note was extended to December 31, 2019. The Note remains payable on demand or convertible on demand into Common Stock at a conversion price of $1.50. In November, 2017, the Company paid such interest in the amount of $407,863 to Mr. Shane McMahon, and the accumulated interest payable as of December 31, 2017 was $20,055.For the years ended December 31, 2017 and 2016, the Company recorded interest expense of $120,000 and $120,000 related to the Note.